Consolidated Balance Sheets (Parenthetical) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2014 Consolidated VIEs CNY	Dec. 31, 2013 Consolidated VIEs CNY
Accounts payable of the consolidated VIEs without recourse to the primary beneficiaries	$ 66,196	410,722		219,259	408,112	203,949
Salary and welfare payables of the consolidated VIEs without recourse to the primary beneficiaries	86,156	534,565		377,117	56,917	34,631
Taxes payable of the consolidated VIEs without recourse to the primary beneficiaries	53,878	334,290		74,463	40,894	12,015
Deferred revenue of the consolidated VIEs without recourse to the primary beneficiaries	317,149	1,967,780		1,481,036	871,722	610,403
Accrued liabilities and other payables of the consolidated VIEs without recourse to the primary beneficiaries	$ 218,746	1,357,228		957,299	765,895	593,706
Ordinary shares, US$0.0001 par value (in dollars per share)	$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	1,000,300,000	1,000,300,000	1,000,300,000	1,000,300,000
Ordinary shares, shares issued	3,268,019	3,268,019	3,250,284	3,250,284
Ordinary shares, shares outstanding	3,268,019	3,268,019	3,250,284	3,250,284